Segment and corporate information	6 Months Ended
Jun. 30, 2020
Segment and corporate information
Segment and corporate information

10.    Segment and corporate information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESRD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development as well as its Global Medical Office (as of January 1, 2020), which seeks to standardize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (“Corporate”) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the six months ended June 30, 2020 and 2019 is set forth below:

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate	Total
Three months ended June 30, 2020
Revenue from contracts with customers	3,155,924	679,363	435,351	168,602	4,439,240	10,715	4,449,955
Other revenue external customers	83,865	7,713	14,861	951	107,390	—	107,390
Revenue external customers	3,239,789	687,076	450,212	169,553	4,546,630	10,715	4,557,345
Inter-segment revenue	6,848	1,264	24	69	8,205	(8,205)	—
Revenue	3,246,637	688,340	450,236	169,622	4,554,835	2,510	4,557,345
Operating income	609,414	77,622	63,311	10,921	761,268	(105,344)	655,924
Interest							(91,940)
Income before income taxes							563,984
Depreciation and amortization	(257,538)	(48,776)	(27,028)	(8,534)	(341,876)	(62,997)	(404,873)
Impairment loss	395	(5,769)	—	—	(5,374)	(34)	(5,408)
Income (loss) from equity method investees	29,464	(22,893)	(2,385)	(102)	4,084	(179)	3,905
Additions of property, plant and equipment, intangible assets and right of use assets	246,740	74,403	26,983	13,532	361,658	148,439	510,097

Three months ended June 30, 2019
Revenue from contracts with customers	3,000,624	639,324	439,091	171,511	4,250,550	5,392	4,255,942
Other revenue external customers	60,470	8,856	18,907	857	89,090	—	89,090
Revenue external customers	3,061,094	648,180	457,998	172,368	4,339,640	5,392	4,345,032
Inter-segment revenue	399	(1)	222	17	637	(637)	—
Revenue	3,061,493	648,179	458,220	172,385	4,340,277	4,755	4,345,032
Operating income	428,880	96,389	69,357	5,887	600,513	(79,256)	521,257
Interest							(114,355)
Income before income taxes							406,902
Depreciation and amortization	(249,451)	(47,372)	(22,829)	(7,668)	(327,320)	(59,681)	(387,001)
Income (loss) from equity method investees	24,467	(3,204)	856	362	22,481	—	22,481
Additions of property, plant and equipment and intangible assets	302,901	38,030	32,175	14,023	387,129	80,078	467,207

Six months ended June 30, 2020
Revenue from contracts with customers	6,258,201	1,351,857	867,287	335,864	8,813,209	22,680	8,835,889
Other revenue external customers	167,811	13,965	25,819	1,657	209,252	—	209,252
Revenue external customers	6,426,012	1,365,822	893,106	337,521	9,022,461	22,680	9,045,141
Inter-segment revenue	14,023	2,577	28	190	16,818	(16,818)	—
Revenue	6,440,035	1,368,399	893,134	337,711	9,039,279	5,862	9,045,141
Operating income	1,072,825	178,676	140,120	17,778	1,409,399	(198,345)	1,211,054
Interest							(196,159)
Income before income taxes							1,014,895
Depreciation and amortization	(514,167)	(94,751)	(52,987)	(17,246)	(679,151)	(125,396)	(804,547)
Impairment loss	(604)	(5,783)	—	—	(6,387)	(34)	(6,421)
Income (loss) from equity method investees	50,514	(24,555)	(1,435)	(31)	24,493	(179)	24,314
Total assets	22,912,147	3,891,296	2,767,942	902,360	30,473,745	3,716,108	34,189,853
thereof investments in equity method investees	376,697	183,193	100,120	26,015	686,025	—	686,025
Additions of property, plant and equipment, intangible assets and right of use assets	606,606	119,576	72,273	30,699	829,154	224,224	1,053,378

Six months ended June 30, 2019
Revenue from contracts with customers	5,826,836	1,275,124	850,694	332,112	8,284,766	9,560	8,294,326
Other revenue external customers	121,034	25,669	34,878	1,682	183,263	—	183,263
Revenue external customers	5,947,870	1,300,793	885,572	333,794	8,468,029	9,560	8,477,589
Inter-segment revenue	975	—	456	82	1,513	(1,513)	—
Revenue	5,948,845	1,300,793	886,028	333,876	8,469,542	8,047	8,477,589
Operating income	801,274	234,165	164,059	17,282	1,216,780	(158,973)	1,057,807
Interest							(222,203)
Income before income taxes							835,604
Depreciation and amortization	(478,186)	(94,345)	(45,430)	(16,031)	(633,992)	(115,385)	(749,377)
Income (loss) from equity method investees	45,829	(4,521)	562	644	42,514	—	42,514
Total assets	21,436,560	4,240,496	2,688,054	870,927	29,236,037	2,719,964	31,956,001
thereof investments in equity method investees	357,756	174,557	97,487	24,322	654,122	—	654,122
Additions of property, plant and equipment and intangible assets	491,051	85,144	45,918	28,806	650,919	153,565	804,484